SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS
During the period between July 1, 2025, and August 13, 2025, the Company issued 38,000 shares in respect of 38,000 exercised warrants for total proceeds of $139.